Summary of Organization and Significant Accounting Policies - Schedule of Contingent Consideration Obligations Measured at Fair Value (Detail) - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	$ 4,559	$ 2,375
Cash flow hedge	114
Contingent consideration	2,711	$ 5,379	$ 1,908
Cash flow hedge	$ 897